Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Assets
Cash and cash equivalents	$ 3,309,783	$ 2,560,870	$ 1,110,066
Restricted cash	2,260,000	2,260,000	2,260,000
Accounts receivable, net	608,012	661,280	459,032
Interest receivable	42,974	125,658
Ad funds receivable, net	383,165	54,708	10,610
Other receivables	38,397	56,821	36,751
Prepaid expenses	528,666	799,701	329,578
Inventory	947,749	836,401	846,971
Notes receivable, net			2,340
Other current assets	4,071	12,142	2,730
Total current assets	8,122,817	7,367,581	5,058,078
Deposits	319,490	315,251	356,067
Intangible assets, net	6,157,145	6,159,029	6,162,797
Notes Receivable - net of Current Portion	4,030,191	4,030,191
Property and equipment, net	4,391,508	4,225,865	7,661,856
Operating lease right-of-use assets	36,683,487	39,736,532	45,420,680
Financing lease right-of-use assets, net	9,312,729	9,598,183	10,175,399
Goodwill	11,246,738	11,246,738	11,246,741
Total assets	80,264,105	82,679,370	86,081,618
Liabilities and stockholders' equity / (deficit)
Accounts payable and accrued expenses	3,644,238	5,993,004	6,841,062
Accounts payable and accrued expenses - related party	1,692,005	1,965,524	1,448,232
Other payables		5,540	5,540
Accrued interest	608,848	352,516	152,227
Settlement agreements payable	895,346	298,844	287,541
Accrued legal contingency	183,326	179,445	171,593
Contingent consideration	55,356	55,356	55,356
Deferred franchise fees	25,176	30,176	24,000
Gift card liabilities	377,164	396,866	91,526
Operating lease liability	1,487,694	1,500,698	580,646
Financing lease liability	250,103	234,750	202,944
Seller payable			312,000
Notes payable, net	2,776,729	1,461,237	3,253,337
Notes payable - related party, net	6,666,026	4,135,112	2,721,408
Put option	1,536,911	1,536,911	1,536,911
Total current liabilities	20,198,922	18,145,979	17,684,323
Deferred franchise fees, net of current portion	140,090	179,590	144,516
Operating lease liability, net of current portion	36,570,249	39,794,855	44,857,127
Financing lease liability, net of current portion	10,643,274	10,771,579	11,007,202
Notes payable, net of current portion	19,947,740	22,418,970	10,553,761
Total liabilities	87,500,275	91,310,973	84,246,929
Stockholders' equity / (deficit):
Class A common stock, value	73,997	76,048	74,296
Additional paid-in capital	4,794,280	4,849,679	4,786,074
Stock subscriptions payable	3,044,330	3,041,210	3,024,822
Non-controlling interest in ARC WingHouse	1,710,530	1,416,224	1,837,000
Accumulated deficit	(16,863,803)	(18,019,260)	(7,891,999)
Total stockholders' equity / (deficit)	(7,236,170)	(8,631,603)	1,834,689
Total liabilities and stockholders' equity / (deficit)	80,264,105	82,679,370	86,081,618
Series A Convertible Preferred Stock [Member]
Stockholders' equity / (deficit):
Preferred Stock, value	4,496	4,496	$ 4,496
Series B Convertible Preferred Stock [Member]
Stockholders' equity / (deficit):
Preferred Stock, value